Share Based Compensation (Details) - USD ($)					6 Months Ended
	Jun. 30, 2022	May 27, 2022	Aug. 05, 2020	Nov. 22, 2018	Jun. 30, 2024	Jun. 30, 2023
Share Based Compensation [Line Items]
Unrecognized share-based compensation expenses (in Dollars)
General and Administrative Expense [Member] | Restricted Stock [Member]
Share Based Compensation [Line Items]
Share based compensation expenses (in Dollars)
Board of Directors Chairman [Member] | Restricted Stock [Member]
Share Based Compensation [Line Items]
Granted restricted stock				200,000
Percentage of awards vested				25.00%
Vested shares
Class A ordinary shares [Member] | Board of Directors Chairman [Member] | Restricted Stock [Member]
Share Based Compensation [Line Items]
Granted restricted stock	5,200,000	200,000
2010 Equity Incentive Plan
Share Based Compensation [Line Items]
Automatic termination period of the plan			10 years